Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	GGAL
Entity Registrant Name	GRUPO FINANCIERO GALICIA SA
Entity Central Index Key	0001114700
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	AR
ICFR Auditor Attestation Flag	true
Class A ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	281,221,650
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,193,470,441
American Depository Shares [Member]
Document Information [Line Items]
Trading Symbol	GGAL
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ